Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions	JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED DECEMBER 31, 2024
(IRS FORM 5500 – SCHEDULE H – LINE 4a)

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check Here if Late Participant Loan Repayment are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
X
January 2024	$—	$—	$—	$130,083
February 2024	—	—	—	2,301,563
March 2024	—	—	—	121,615
April 2024	—	—	—	187,959
May 2024	—	—	—	141,526
June 2024	—	—	—	90,452
July 2024	—	—	—	—
August 2024	—	—	—	—
September 2024	—	—	—	—
October 2024	—	—	—	—
November 2024	—	—	—	—
December 2024	—	—	—	—
Total	$—	$—	$—	$2,973,198
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED DECEMBER 31, 2023
(IRS FORM 5500 – SCHEDULE H – LINE 4a)

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check Here if Late Participant Loan Repayment are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
X
January 2023	$—	$—	$—	$169,842
February 2023	—	—	—	241,118
March 2023	—	—	—	247,527
April 2023	—	—	—	66,504
May 2023	—	—	—	26,194
June 2023	—	—	—	63,505
July 2023	—	—	—	124,469
August 2023	—	—	—	120,910
September 2023	—	—	—	3,710,773
October 2023	—	—	—	92,660
November 2023	—	—	—	81,191
December 2023	—	—	—	137,759
Total	$—	$—	$—	$5,082,452
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED DECEMBER 31, 2022
(IRS FORM 5500 – SCHEDULE H – LINE 4a)

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check Here if Late Participant Loan Repayment are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
X
January 2022	$—	$—	$—	$473,378
February 2022	—	—	—	362,264
March 2022	—	—	—	226,982
April 2022	—	—	—	134,698
May 2022	—	—	—	122,123
June 2022	—	—	—	196,245
July 2022	—	—	—	224,856
August 2022	—	—	—	277,504
September 2022	—	—	—	96,760
October 2022	—	—	—	99,025
November 2022	—	—	—	2,421,447
December 2022	—	—	—	169,653
Total	$—	$—	$—	$4,804,935
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER:002 - EIN# 13-4994650
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED DECEMBER 31, 2021
(IRS FORM 5500 – SCHEDULE H – LINE 4a)

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check Here if Late Participant Loan Repayment are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
X
January 2021	$—	$—	$—	$354,101
February 2021	—	—	—	377,493
March 2021	—	—	—	384,921
April 2021	—	—	—	281,778
May 2021	—	—	—	190,211
June 2021	—	—	—	130,965
July 2021	—	—	—	676,827
August 2021	—	—	—	365,257
September 2021	—	—	—	109,099
October 2021	—	—	—	2,826,192
November 2021	—	—	—	82,611
December 2021	—	—	—	217,997
Total	$—	$—	$—	$5,997,452